Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 3) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 16, 2013 Unsecured Notes	Mar. 31, 2014 NGL Energy Partners LP (Parent) Unsecured Notes	Mar. 31, 2014 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2013 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2012 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2014 Reportable Entity NGL Energy Finance Corp	Mar. 31, 2014 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2014 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2014 Consolidating Adjustments	Mar. 31, 2013 Consolidating Adjustments	Mar. 31, 2012 Consolidating Adjustments
Condensed Consolidating Statements of Comprehensive Income
Net income (loss)	$ 43,146,000	$ 24,052,000	$ (932,000)	$ (17,508,000)	$ 22,341,000	$ 40,477,000	$ 10,082,000	$ (24,710,000)	$ 48,758,000	$ 48,190,000	$ 7,864,000			$ 47,655,000	$ 47,940,000	$ 7,876,000	$ (15,000,000)	$ 79,473,000	$ 60,981,000	$ 7,876,000	$ 5,874,000	$ 534,000	$ (292,000)	$ (69,244,000)	$ (61,265,000)	$ (7,596,000)
Other comprehensive loss, net of tax									(260,000)	(7,000)	(25,000)							(189,000)			(71,000)	(7,000)	(25,000)
Comprehensive income									48,498,000	48,183,000	7,839,000			47,655,000	47,940,000	7,876,000	(15,000,000)	79,284,000	60,981,000	7,876,000	5,803,000	527,000	(317,000)	(69,244,000)	(61,265,000)	(7,596,000)
Debt issued												$ 450,000,000	$ 450,000,000
Fixed interest rate (as a percent)												6.875%	6.875%